Derivatives and hedging activities (Details) $ in Thousands, € in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2016 GBP (£)
Derivatives and hedging activities
Net gain/(loss) from foreign currency exchange contracts as gain/(loss)	$ 261	$ 1,321	$ (1,134)
Forward contracts | Contract to buy
Notional amounts
Forward contract amount | £					£ 9.0
Purchase price of forward contract amount	12,800
Forward contracts | Contract to sell
Notional amounts
Forward contract amount | €				€ 72.0
Purchase price of forward contract amount	80,000
Foreign currency exchange contracts | Derivative liability
Changes in financial instruments
Balance at the beginning of the period		(411)
Revaluation	(1,348)	1,321
Received from bank (net)	(1,128)	(910)
Balance at the end of the period	(2,476)		(411)
Foreign currency exchange contracts | Fixing | Derivative liability
Changes in financial instruments
Balance at the beginning of the period		(304)
Revaluation	1,031	1,214
Received from bank (net)	(1,128)	(910)
Balance at the end of the period	(97)		(304)
Foreign currency exchange contracts | Revaluation to Net income | Derivative liability
Changes in financial instruments
Revaluation	(770)
Balance at the end of the period	(770)
Foreign currency exchange contracts | Revaluation to Accumulated other comprehensive income | Derivative liability
Changes in financial instruments
Balance at the beginning of the period		(107)
Revaluation	(1,609)	$ 107
Balance at the end of the period	(1,609)		$ (107)
Foreign currency exchange contracts | Level 2
Derivatives and hedging activities
Fair values of net derivative liabilities	$ 2,476